Prepaid Stock Based Salaries and Consulting Fees - Schedule of Prepaid Stock-based Salaries and Consulting Fees (Details) - USD ($)	Feb. 28, 2018	Aug. 31, 2017	Aug. 31, 2016
Total	$ 1,188,333	$ 1,793,333
Current portion	(880,000)	(1,300,000)
Non-current portion	123,333	493,333
Fair Value of Stock Issuance [Member]
Total		3,160,000
Current portion
Non-current portion
Class C Common Stock [Member] | 7 Employees [Member]
Total	24,167	96,667
Class C Common Stock [Member] | 7 Employees [Member] | Fair Value of Stock Issuance [Member]
Total		290,000
Class C Common Stock [Member] | 38 Consultants [Member]
Total	115,833	463,333
Class C Common Stock [Member] | 38 Consultants [Member] | Fair Value of Stock Issuance [Member]
Total		1,390,000
Class A Common Stock [Member] | Consultant [Member]
Total	$ 1,048,333	1,233,333
Class A Common Stock [Member] | Consultant [Member] | Fair Value of Stock Issuance [Member]
Total		$ 1,480,000